Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Summary of Reconciliation of Changes in Goodwill

	As of January 1, 2021	Increase	Decrease	As of December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000
Puhui (a)	8,911,445	—	—	8,911,445
Tianjin Guarantee	126,207	—	—	126,207
Pingan Jixin	67,752	—	—	67,752
Lu International (Hong Kong) Limited	6,663	—	—	6,663
Yunque Dongfang	2,800	—	—	2,800
Jinniu Loan	2,515	—	—	2,515

	9,117,382	—	—	9,117,382
Less: Impairment losses	(70,552)	(128,722)	—	(199,274)

	9,046,830	(128,722)	—	8,918,108

	As of January 1, 2022	Increase	Decrease	As of December 31, 2022
	RMB’000	RMB’000	RMB’000	RMB’000
Puhui (a)	8,911,445	—	—	8,911,445
Tianjin Guarantee	126,207	—	(126,207)	—
Pingan Jixin	67,752	—	—	67,752
Lu International (Hong Kong) Limited	6,663	—	—	6,663
Yunque Dongfang	2,800	—	(2,800)	—
Jinniu Loan	2,515	—	—	2,515

	9,117,382	—	(129,007)	8,988,375
Less: Impairment losses	(199,274)	(6,663)	129,007	(76,930)

	8,918,108	(6,663)	—	8,911,445

	As of January 1, 2023	Increase	Decrease	As of December 31, 2023
	RMB’000	RMB’000	RMB’000	RMB’000
Puhui (a)	8,911,445	—	—	8,911,445
Pingan Jixin	67,752	—	—	67,752
Lu International (Hong Kong) Limited	6,663	—	—	6,663
Jinniu Loan	2,515	—	(2,515)	—

	8,988,375	—	(2,515)	8,985,860
Less: Impairment losses (b)	(76,930)	—	2,515	(74,415)

	8,911,445	—	—	8,911,445

(a)
The Company acquired 100% equity interest in Gem Alliance Limited (an investment holding company incorporated in the Cayman Islands and principally engaged in retail credit and enablement business in PRC through its wholly-owned subsidiary, hereinafter “Puhui”) from Ping An Overseas (Holdings) Limited, which was completed in May 2016. Since then, the Company conducted the retail credit and enablement business primarily through Puhui.

(b)	As of December 31, 2023, Pingan Jixin and Lu International (Hong Kong) Limited were fully impaired. Jinniu Loan was written off.

Goodwill [member]
Disclosure of reconciliation of changes in goodwill [line items]
Summary of Key Assumptions Used for Value-in-use Calculations
The goodwill of the Group are primarily relating to the goodwill of Puhui of RMB8,911 million. The key assumptions used for value-in-use
calculations of the goodwill of Puhui are as follows:

	As of December 31,
	2021	2022	2023
Revenue growth rates	3%-8%	-22%-30%	-25%-26%
Loan loss rates	0.9%-6.3%	1.2%-5.4%	1.5%-7.7%
Pre-tax discount rate	27%	19%	17%
Long-term growth rate	3%	2%	2%

Summary of Recoverable Amount of Cash Generating Units Exceeding Carrying Amount
The excess of the recoverable amount of Puhui over its carrying amount:

	As of December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Excess of the recoverable amount of the CGU (or CGU group) over its carrying amount (“Headroom”)	46,780,343	31,032,688	9,082,855

Summary of Possible Changes of Key Assumptions of Cash Generating Units	the following table sets forth the impact of management judgement of reasonable possible scenarios in each of the key assumptions, with all other variables held constant, on Puhui impairment testing at the dates indicated. As shown below, the possible changes of key parameters would not cause the carrying amount of the CGU (or CGU group) to exceed its recoverable amount at the dates indicated.

	Unfavourable Change			Favourable Change
As of December 31, 2021	Change in assumption	Change in headroom	Headroom	Change in assumption	Change in headroom	Headroom
		RMB’000	RMB’000		RMB’000	RMB’000
Revenue growth rates (GAGR) (i)	-35 bp	(1,627,159)	45,153,184	+35 b p	1,638,509	48,418,852
Loan loss rates	+50bp	(4,182,688)	42,597,655	-50bp	4,222,906	51,003,249
Pre-tax discount rate	+100bp	(3,540,982)	43,239,361	-100bp	3,852,515	50,632,858
Long-term growth rate	-100bp	(3,059,879)	43,720,464	+100bp	3,442,364	50,222,707

	Unfavourable Change			Favourable Change
As of December 31, 2022	Change in assumption	Change in headroom	Headroom	Change in assumption	Change in headroom	Headroom
		RMB’000	RMB’000		RMB’000	RMB’000
Revenue growth rates (GAGR) (i)	-106 bp	(18,247,313)	12,785,375	+106 bp	19,100,262	50,132,950
Loan loss rates	+50bp	(13,574,019)	17,485,669	-50bp	13,601,315	44,634,003
Pre-tax discount rate	+100bp	(5,206,305)	25,826,383	-100bp	5,911,041	36,943,729
Long-term growth rate	-100bp	(3,977,735)	27,054,953	+100bp	4,640,691	35,673,379

	Unfavourable Change			Favourable Change
As of December 31, 2023	Change in assumption	Change in headroom	Headroom	Change in assumption	Change in headroom	Headroom
		RMB’000	RMB’000		RMB’000	RMB’000
New sales growth rates (GAGR) (i)	-200bp	(4,011,342)	5,071,513	+200bp	4,320,518	13,403,373
Funding cost for 2026-2028(i)	+50bp	(4,299,633)	4,783,222	-50bp	4,296,158	13,379,013
Loan loss rates	+50bp	(7,764,596)	1,318,259	-50bp	7,795,949	16,878,804
Pre-tax discount rate	+100bp	(2,095,143)	6,987,712	-100bp	2,413,615	11,496,470
Long-term growth rate	-100bp	(1,170,297)	7,912,558	+100bp	1,366,257	10,449,112

(i)
Volume of new sales and funding cost are two key drivers of revenue growth rates. As of December 31, 2021 and 2022, the revenue growth rates were determined using a combined impact of these two variables. Due to the drop of headroom as of December 31, 2023, these two variables were modelled separately to reflect the sensitivity.